EMPLOYEE POST-RETIREMENT BENEFITS - Net Change in Level III Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	$ 4,397
Plan assets at fair value – end of year	4,431	$ 4,397
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	590	562
Purchases and sales	59	(15)
Realized and unrealized gains (losses)	13	43
Plan assets at fair value – end of year	$ 662	$ 590